Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Schedule of Other Non-Current Assets

Other non-current assets consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Rental deposits (1)	9,689	12,772
Prepayment to acquire a building (2)	119,952	404,725
Others	—	1,203
Total	129,641	418,700

(1)	Rental deposits represent office and enrollment centers’ rental deposits for the Group’s daily operations, which are not refundable within one year.

(2)	The amounts represent the prepayment for one building (Building D) in Wuhan and the building was under construction by the real estate developer as of December 31, 2018.